Convertible Preferred Shares - Summary of Convertible Preferred Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 06, 2013	Sep. 30, 2013 Series A Convertible Preferred Shares [Member]	Dec. 31, 2012 Series A Convertible Preferred Shares [Member]	Dec. 31, 2011 Series A Convertible Preferred Shares [Member]	Sep. 30, 2013 Series A Convertible Preferred Shares [Member] Date 1 [Member]	Dec. 31, 2012 Series A Convertible Preferred Shares [Member] Date 1 [Member]	Sep. 30, 2013 Series A Convertible Preferred Shares [Member] Date 2 [Member]	Dec. 31, 2012 Series A Convertible Preferred Shares [Member] Date 2 [Member]	Sep. 30, 2013 Series B Convertible Preferred Shares [Member]	Dec. 31, 2012 Series B Convertible Preferred Shares [Member]	Dec. 31, 2011 Series B Convertible Preferred Shares [Member]	Sep. 30, 2013 Series B Convertible Preferred Shares [Member] Date 1 [Member]	Dec. 31, 2012 Series B Convertible Preferred Shares [Member] Date 1 [Member]	Sep. 30, 2013 Series B Issued Upon Exercise of Warrant [Member]	Dec. 31, 2012 Series B Issued Upon Exercise of Warrant [Member]	Sep. 30, 2013 Series B-1 Convertible Preferred Shares [Member]	Dec. 31, 2012 Series B-1 Convertible Preferred Shares [Member]	Dec. 31, 2011 Series B-1 Convertible Preferred Shares [Member]	Jun. 30, 2010 Series B-2 Convertible Preferred Share [Member]	Sep. 30, 2013 Series B-2 Convertible Preferred Share [Member]	Dec. 31, 2012 Series B-2 Convertible Preferred Share [Member]	Sep. 30, 2013 Series B-2 Convertible Preferred Share [Member] Date 1 [Member]	Dec. 31, 2012 Series B-2 Convertible Preferred Share [Member] Date 1 [Member]	Sep. 30, 2013 Series B-2 Convertible Preferred Share [Member] Date 2 [Member]	Dec. 31, 2012 Series B-2 Convertible Preferred Share [Member] Date 2 [Member]	Sep. 30, 2013 Series B-2 Convertible Preferred Share [Member] Date 3 [Member]	Dec. 31, 2012 Series B-2 Convertible Preferred Share [Member] Date 3 [Member]	Sep. 30, 2013 Convertible Preferred Shares [Member]	Dec. 31, 2012 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible Preferred Shares, Weighted Average Subscription Price Per Share																			$ 2.7990	$ 2.7990 [1]	$ 2.7990 [1]
Convertible Preferred Shares, Issuance date					Apr. 23, 2004	Apr. 23, 2004	Aug. 31, 2004	Aug. 31, 2004				Jun. 19, 2006	Jun. 19, 2006	Dec. 20, 2007	Dec. 20, 2007	May 18, 2007	May 18, 2007					Oct. 08, 2009	Oct. 08, 2009	Oct. 22, 2009	Oct. 22, 2009	Jun. 30, 2010	Jun. 30, 2010
Convertible Preferred Shares, Par Value Per Share	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125					$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125		$ 0.0125	$ 0.0125
Convertible Preferred Shares, Subscription Price Per Share		$ 1.2500	$ 1.2500									$ 3.2263	$ 3.2263	$ 2.5400	$ 2.5400	$ 3.9985	$ 3.9985
Convertible preferred shares, shares authorized		4,800,000	4,800,000	4,800,000					4,681,416	4,681,416	4,681,416	4,681,416 [2]	4,681,416 [2]			4,551,709	4,551,709	4,551,709		3,571,514	3,571,514							17,604,639	17,604,639
Convertible Preferred Shares, Shares Outstanding		4,800,000	4,800,000	4,800,000					4,255,843	4,255,843	4,255,843	3,325,843	3,325,843	930,000	930,000	4,049,276	4,049,276	4,049,276		2,839,409	2,839,409							15,944,528	15,944,528
Convertible Preferred Shares, Carrying Amount		$ 6,000	$ 6,000	$ 6,000					$ 17,020	$ 17,020	$ 17,020	$ 13,949	$ 13,949	$ 3,071	$ 3,071	$ 21,048	$ 21,048	$ 21,048		$ 10,332	$ 10,309							$ 54,400	$ 54,377
Convertible preferred shares, liquidation value		$ 6,000	$ 6,000	$ 6,000					$ 13,092	$ 13,092	$ 13,092	$ 10,730	$ 10,730	$ 2,362	$ 2,362	$ 16,191	$ 16,191	$ 16,191		$ 7,947	$ 7,947							$ 43,230	$ 43,230

[1]	Pursuant to the Company's Amended and Restated Memorandum and Articles dated September 2009, the subscription price for Series B-2 convertible preferred shares represents the weighted average price of the shares issued in October 2009 and June 2010, respectively.
[2]	Authorized shares for Series B convertible preferred shares issued on June 19, 2006 also included shares authorized for Series B convertible preferred shares issued upon exercise of warrant on December 20, 2007.